Borrowings - Short-term and long-term borrowings (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Long-term borrowings from banks and other financial institutions [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 65,517	¥ 111,147
Bonds and notes issued [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	910,224	888,088
Short-term borrowings [Member]
Schedule of Borrowings [Line Items]
Secured borrowings	¥ 173,690	¥ 96,840